Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	¥ 105,293	¥ 111,428
Notes and accounts receivable:
Trade notes	56,185	57,412
Trade accounts	300,229	317,485
Less: Allowance for doubtful notes and accounts receivable	(2,806)	(2,821)
Short-term finance receivables-net	100,437	104,840
Inventories	174,217	172,323
Other current assets	43,649	60,161
Total current assets	777,204	820,828
Investments and long-term finance receivables:
Investments in and loan receivables from affiliated companies	16,569	15,945
Other investments	100,498	109,306
Long-term finance receivables-net	199,829	196,473
Total investments and long-term finance receivables	316,896	321,724
Property, plant, and equipment:
Land	89,435	89,664
Buildings	217,738	214,329
Machinery and equipment	352,064	358,354
Construction in progress	9,631	5,306
Total	668,868	667,653
Accumulated depreciation	(451,510)	(446,760)
Net property, plant, and equipment	217,358	220,893
Other assets:
Long-term trade accounts receivable	27,487	26,688
Other	18,839	19,670
Less: Allowance for doubtful non-current receivables	(932)	(770)
Total other assets	45,394	45,588
Total	1,356,852	1,409,033
Current liabilities:
Short-term borrowings	76,642	88,333
Trade notes payable	13,978	14,266
Trade accounts payable	150,825	143,683
Advances received from customers	3,270	3,397
Notes and accounts payable for capital expenditures	9,800	9,245
Accrued payroll costs	26,847	25,856
Accrued expenses	29,616	27,352
Income taxes payable	4,702	22,842
Other current liabilities	33,892	33,832
Current portion of long-term debt	85,556	71,432
Total current liabilities	435,128	440,238
Long-term liabilities:
Long-term debt	191,760	243,333
Accrued retirement and pension costs	35,285	40,177
Other long-term liabilities	13,318	13,666
Total long-term liabilities	240,363	297,176
Commitments and contingencies
Equity:
Common stock, authorized 1,874,700,000 shares in 2011 and 2010, respectively issued 1,285,919,180 shares in 2011 and 2010, respectively	84,070	84,070
Capital surplus	89,140	89,241
Legal reserve	19,539	19,539
Retained earnings	516,858	477,303
Accumulated other comprehensive loss	(65,381)	(34,491)
Treasury stock (14,206,633 shares and 14,072,545 shares in 2011 and 2010, respectively), at cost	(9,341)	(9,265)
Total Kubota Corporation shareholders' equity	634,885	626,397
Noncontrolling interests	46,476	45,222
Total equity	681,361	671,619
Total	¥ 1,356,852	¥ 1,409,033